Consolidated Statement of Changes in Stockholders' Deficit - USD ($)	Common Stock [Member]	Equity Payable [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Parent [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2021	$ 27,041,236	$ 3,157,789	$ (29,966,387)	$ 114,597	$ 347,235	$ (1,248,535)	$ (901,300)
Balance, shares at Dec. 31, 2021	244,523,925
Common stock issued for the purchase of impaired asset	$ 197,774				197,774		197,774
Common stock issued for the purchase of impaired asset, shares	19,977,169
Common stock issued upon conversion of convertible promissory notes and accrued interest	$ 588,000				588,000		$ 588,000
Common stock issued upon conversion of convertible promissory notes and accrued interest, shares	58,800,000						142,928,343
Stock based compensation	$ 1,163,960				1,163,960		$ 1,163,960
Stock based compensation, shares	22,595,956
Sale of Mycotopia preferred shares in private placement	$ 150,000				150,000		150,000
Debt discount on convertible debt and warrants	250,000				250,000		250,000
Conversion of convertible debt into shares of common stock	245,645				245,645		245,645
Foreign exchange translation				47,873	47,873		47,873
Common stock issued for penalty interest	61,533				61,533		61,533
Mycotopia common stock issued in settlement of accounts payable and accrued expenses	43,750				43,750		43,750
Net loss			(4,200,823)		(4,200,823)	(890,647)	(5,091,470)
Balance at Dec. 31, 2022	$ 29,636,615	3,157,789	(34,167,210)	162,470	(1,210,335)	(2,139,182)	$ (3,349,518)
Balance, shares at Dec. 31, 2022	345,897,050
Common stock issued upon conversion of convertible promissory notes and accrued interest, shares							142,928,343
Stock based compensation	$ 635				635		$ 635
Stock based compensation, shares	13,673,997
Foreign exchange translation				(15,267)	(15,267)		(15,267)
Common stock issued for penalty interest	61,533				61,533		61,533
Mycotopia common stock issued in settlement of accounts payable and accrued expenses	43,750				43,750		43,750
Net loss			(2,006,557)		(2,006,557)	(402,839)	(2,409,396)
Balance at Dec. 31, 2023	$ 29,742,533	$ 3,157,789	$ (36,173,767)	$ 147,203	$ (3,126,242)	$ (2,542,021)	$ (5,668,263)
Balance, shares at Dec. 31, 2023	359,571,047